S000031838 [Member] Expense Example - iShares MSCI USA Min Vol Factor ETF - iShares MSCI USA Min Vol Factor ETF	Jul. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 15
Expense Example, with Redemption, 3 Years	48
Expense Example, with Redemption, 5 Years	85
Expense Example, with Redemption, 10 Years	$ 192